Inventories, Net - Schedule of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventory [Abstract]
Raw materials		$ 118,400
Work-in-progress		128,182
Finished goods		5,417
Total		$ 251,999